Fair value of financial instrument - Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy (Detail) - CAD ($)
$ in Millions
	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Financial assets
Interest-bearing deposits with banks	$ 57,409		$ 71,086
Trading
Trading securities	180,441		190,151
Investment
Assets purchased under reverse repurchase agreements and securities borrowed	325,401		340,191
Loans	971,797		852,773
Derivatives
Derivatives	115,659		142,450
Deposits
Personal	510,542		441,946
Business and government	809,380		745,075
Bank	41,343		44,666
Other
Obligations related to securities sold short	33,972		33,651
Obligations related to assets sold under repurchase agreements and securities loaned	304,373		335,238
Derivatives
Total derivatives	126,884		142,629
Netting adjustments [member]
Derivatives
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,192)		(1,544)
Financial assets	(1,192)		(1,544)
Derivatives
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,192)		(1,544)
Financial liabilities	(1,192)		(1,544)
Total gross fair value [member] | Level 1 [member]
Trading
Trading securities	98,929		89,805
Investment
Investment securities	10,404		3,044
Derivatives
Total gross derivatives, assets	3,344		2,352
Other assets	5,010		4,152
Financial assets	117,687		99,353
Other
Obligations related to securities sold short	14,892		14,391
Derivatives
Total gross derivatives, liabilities	4,357		3,119
Other liabilities	261		370
Financial liabilities	19,510		17,880
Total gross fair value [member] | Level 2 [member]
Financial assets
Interest-bearing deposits with banks	48,443		60,856
Trading
Trading securities	79,076		98,080
Investment
Investment securities	140,614		124,778
Assets purchased under reverse repurchase agreements and securities borrowed	264,532		285,869
Loans	11,575		8,742
Derivatives
Total gross derivatives, assets	113,106		141,233
Other assets	4,618		3,421
Financial assets	661,964		722,979
Deposits
Personal	31,355		26,428
Business and government	148,826		137,628
Bank	9,320		11,462
Other
Obligations related to securities sold short	19,080		19,260
Obligations related to assets sold under repurchase agreements and securities loaned	266,457		298,679
Derivatives
Total gross derivatives, liabilities	122,338		139,499
Other liabilities	(1,534)		(1,296)
Financial liabilities	595,842		631,660
Total gross fair value [member] | Level 3 [member]
Trading
Trading securities	2,436		2,266
Investment
Investment securities	659		644
Loans	1,814		1,859
Derivatives
Total gross derivatives, assets	401		409
Other assets	8		11
Financial assets	5,318		5,189
Deposits
Personal	608		383
Derivatives
Total gross derivatives, liabilities	1,381		1,555
Financial liabilities	1,989		1,938
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 1 [member]
Trading
Trading securities	22,324		26,675
Investment
Investment securities	6,664		2,731
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Federal [member] | Level 2 [member]
Trading
Trading securities	1,816		2,581
Investment
Investment securities	8,064		3,528
Total gross fair value [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member] | Level 2 [member]
Trading
Trading securities	14,395		16,389
Investment
Investment securities	5,207		2,748
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	255		2,249
Investment
Investment securities			275
Total gross fair value [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	32,359		50,439
Investment
Investment securities	79,096		73,020
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 1 [member]
Trading
Trading securities	2,502		2,055
Investment
Investment securities	3,351
Total gross fair value [member] | Other OECD government debt - issued or guaranteed [member] | Level 2 [member]
Trading
Trading securities	2,532		2,577
Investment
Investment securities	6,884		6,192
Total gross fair value [member] | Mortgage-backed securities [member] | Level 2 [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,460		2,672
Total gross fair value [member] | Mortgage-backed securities [member] | Level 3 [member]
Investment
Investment securities	29		29
Total gross fair value [member] | Asset- backed securities, Non-CDO [member] | Level 2 [member]
Trading
Trading securities	1,399		1,245
Investment
Investment securities	9,440		8,706
Total gross fair value [member] | Corporate debt and other debt [member] | Level 2 [member]
Trading
Trading securities	24,295		22,615
Investment
Investment securities	29,158		27,574
Total gross fair value [member] | Corporate debt and other debt [member] | Level 3 [member]
Investment
Investment securities	146		149
Total gross fair value [member] | Equity securities [member] | Level 1 [member]
Trading
Trading securities	73,848		58,826
Investment
Investment securities	389		38
Total gross fair value [member] | Equity securities [member] | Level 2 [member]
Trading
Trading securities	2,278		2,232
Investment
Investment securities	305		338
Total gross fair value [member] | Equity securities [member] | Level 3 [member]
Trading
Trading securities	2,436		2,266
Investment
Investment securities	484		466
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	29,458		39,243
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	370		290
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	64,242		89,644
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	1		4
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	217		224
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, assets	3,344		2,352
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	20,123		13,927
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	28		111
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, assets	(934)		(1,805)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, assets	2		4
Total gross fair value [member] | Interest rate contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	26,245		41,249
Total gross fair value [member] | Interest rate contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	918		952
Total gross fair value [member] | Foreign exchange contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	60,103		81,750
Total gross fair value [member] | Foreign exchange contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	47		53
Total gross fair value [member] | Credit derivatives [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	239		176
Total gross fair value [member] | Other contracts [member] | Level 1 [member]
Derivatives
Total gross derivatives, liabilities	4,357		3,119
Total gross fair value [member] | Other contracts [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	35,907		17,306
Total gross fair value [member] | Other contracts [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	424		549
Total gross fair value [member] | Valuation adjustments [member] | Level 2 [member]
Derivatives
Total gross derivatives, liabilities	(156)		(982)
Total gross fair value [member] | Valuation adjustments [member] | Level 3 [member]
Derivatives
Total gross derivatives, liabilities	(8)		1
Recurring [member]
Financial assets
Interest-bearing deposits with banks	48,443		60,856
Trading
Trading securities	180,441		190,151
Investment
Investment securities	151,677		128,466
Assets purchased under reverse repurchase agreements and securities borrowed	264,532		285,869
Loans	13,389		10,601
Derivatives
Total gross derivatives, assets	116,851		143,994
Impact on Positive fair values (Derivative assets) of netting agreements that qualify for balance sheet offset	(1,192)		(1,544)
Derivatives	115,659		142,450
Other assets	9,636		7,584
Financial assets	783,777		825,977
Deposits
Personal	31,963		26,811
Business and government	148,826		137,628
Bank	9,320		11,462
Other
Obligations related to securities sold short	33,972		33,651
Obligations related to assets sold under repurchase agreements and securities loaned	266,457		298,679
Derivatives
Total gross derivatives, liabilities	128,076		144,173
Impact on Negative fair values (Derivative liabilities) of netting agreements that qualify for balance sheet offset	(1,192)		(1,544)
Total derivatives	126,884		142,629
Other liabilities	(1,273)		(926)
Financial liabilities	616,149		649,934
Recurring [member] | Level 3 [member]
Derivatives
Financial liabilities	(608)	$ (633)	(383)	$ (281)	$ (250)	$ (241)
Recurring [member] | Canadian government debt - issued or guaranteed, Federal [member]
Trading
Trading securities	24,140		29,256
Investment
Investment securities	14,728		6,259
Recurring [member] | Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Trading
Trading securities	14,395		16,389
Investment
Investment securities	5,207		2,748
Recurring [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Trading
Trading securities	32,614		52,688
Investment
Investment securities	79,096		73,295
Recurring [member] | Other OECD government debt - issued or guaranteed [member]
Trading
Trading securities	5,034		4,632
Investment
Investment securities	10,235		6,192
Recurring [member] | Mortgage-backed securities [member]
Trading
Trading securities	2		2
Investment
Investment securities	2,489		2,701
Recurring [member] | Asset- backed securities, Non-CDO [member]
Trading
Trading securities	1,399		1,245
Investment
Investment securities	9,440		8,706
Recurring [member] | Corporate debt and other debt [member]
Trading
Trading securities	24,295		22,615
Investment
Investment securities	29,304		27,723
Recurring [member] | Equity securities [member]
Trading
Trading securities	78,562		63,324
Investment
Investment securities	1,178		842
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, assets	29,828		39,533
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, assets	64,243		89,648
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, assets	217		224
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, assets	23,495		16,390
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, assets	(932)		(1,801)
Recurring [member] | Interest rate contracts [member]
Derivatives
Total gross derivatives, liabilities	27,163		42,201
Recurring [member] | Foreign exchange contracts [member]
Derivatives
Total gross derivatives, liabilities	60,150		81,803
Recurring [member] | Credit derivatives [member]
Derivatives
Total gross derivatives, liabilities	239		176
Recurring [member] | Other contracts [member]
Derivatives
Total gross derivatives, liabilities	40,688		20,974
Recurring [member] | Valuation adjustments [member]
Derivatives
Total gross derivatives, liabilities	$ (164)		$ (981)